Employee Savings Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Contribution to 401(k) plan	$ 29,000	$ 79,000	$ 72,000